Notes Payable (Detail Textuals) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Feb. 29, 2012 Investor	Mar. 07, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Feb. 24, 2014
Debt Instrument [Line Items]
Notes payable				$ 0.06
Interest rate on notes payable			10.00%
Number of shares called by issuing warrants		6,000,000					1,300,000	800,000
Exercise price of warrants		$ 0.75	$ 0.89		$ 0.28	$ 0.28		$ 0.75
Price adjustable warrants
Debt Instrument [Line Items]
Number of shares called by issuing warrants					3,200,000
Exercise price of warrants					$ 0.28
Notes Payable | Price adjustable warrants
Debt Instrument [Line Items]
Notes payable	$ 1.50								$ 1.50
Interest rate on notes payable	15.00%
Number of investors	2
Number of shares called by issuing warrants	3,690,000
Exercise price of warrants	$ 0.508